Financial instruments - Measurement of fair values (Details) - CAD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets [Abstract]
Cash and cash equivalents		$ 711,528	$ 591,620	$ 320,278
Short-term investments		391,025	0
Derivative assets		3,881	40,804
Accounts receivable		402,350	396,824
Investments in equity securities	[1]	28,916	21,417
Advances receivable from JV Inkai LLP		124,533	58,820
Financial assets		1,662,233	1,109,485
Financial liabilities [Abstract]
Accounts payable and accrued liabilities		224,754	258,405
Current portion of long-term debt		499,599	0
Dividends payable		0	39,579
Derivative liabilities		61,387	23,414
Long-term debt		996,072	1,494,471
Financial liabilities		1,781,812	1,815,869
Net		(119,579)	(706,384)
Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets		2,201	39,984
Financial liabilities [Abstract]
Derivative liabilities		54,866	5,624
Interest rate contracts [member]
Financial assets [Abstract]
Derivative assets		1,680	820
Financial liabilities [Abstract]
Derivative liabilities		823	970
Uranium contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities		5,698	16,820
Fair value through profit or loss [member]
Financial liabilities [Abstract]
Financial liabilities		61,387	23,414
Net		(57,506)	17,390
Fair value through profit or loss [member] | Foreign currency contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities		54,866	5,624
Fair value through profit or loss [member] | Interest rate contracts [member]
Financial liabilities [Abstract]
Derivative liabilities		823	970
Fair value through profit or loss [member] | Uranium contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities		5,698	16,820
Financial liabilities at amortised cost category [Member]
Financial liabilities [Abstract]
Accounts payable and accrued liabilities		224,754
Current portion of long-term debt		499,599
Long-term debt		996,072
Financial liabilities		1,720,425
Net		(90,989)
Other financial liabilities [member]
Financial liabilities [Abstract]
Accounts payable and accrued liabilities			258,405
Current portion of long-term debt			0
Dividends payable			39,579
Long-term debt			1,494,471
Financial liabilities			1,792,455
Net			(1,792,455)
Fair value through profit or loss [member]
Financial assets [Abstract]
Financial assets		3,881	40,804
Fair value through profit or loss [member] | Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets		2,201	39,984
Fair value through profit or loss [member] | Interest rate contracts [member]
Financial assets [Abstract]
Derivative assets		1,680	820
Financial assets at amortised cost category [Member]
Financial assets [Abstract]
Cash and cash equivalents		711,528
Short-term investments		391,025
Accounts receivable		402,350
Advances receivable from JV Inkai LLP		124,533
Financial assets		1,629,436
Investments in equity instruments measured at FVOCI [Member]
Financial assets [Abstract]
Investments in equity securities		28,916
Financial assets		28,916
Financial liabilities [Abstract]
Net		$ 28,916
Loans and receivables [member]
Financial assets [Abstract]
Cash and cash equivalents			591,620
Short-term investments			0
Accounts receivable			396,824
Advances receivable from JV Inkai LLP			58,820
Financial assets			1,047,264
Financial liabilities [Abstract]
Net			1,047,264
Available for sale [member]
Financial assets [Abstract]
Investments in equity securities			21,417
Financial assets			21,417
Financial liabilities [Abstract]
Net			$ 21,417

[1]

At January 1, 2018, Cameco designated the investments shown below as equity securities at FVOCI because these equity securities represent investments that the Company intends to hold for the long term for strategic purposes . In 2017, these investments were classified as available-for-sale and measured through OCI under IAS 39 (see note 3 ). There were no dividends recognized on any of these investments during the year.